Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of income tax (expense) benefit

Income tax (expense) benefit for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Years Ended December 31,
	2016	2015	2014
Current income tax expense	$(521)	$(648)	$(146)
Deferred income tax expense	(2,057)	(1,240)	(711)

Effective income tax rate	5.7%	1.0%	1.2%

Schedule of effective income tax rate reconciliation
A reconciliation of our expected income tax (expense) benefit calculated at the U.S. federal statutory rate of 34% to our actual tax (expense) for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Years Ended December 31,
	2016	2015	2014
Net income (loss) before income tax expense	$(45,427)	$(182,922)	$(68,824)
US Federal statutory tax rate	34%	34%	34%
Federal income tax (expense) benefit at statutory rate	15,445	62,193	23,400
Reconciling items:
Partnership loss not subject to income tax (benefit)	(17,218)	(63,083)	(23,759)
State and local tax expense	(800)	(857)	(459)
Other	(5)	(141)	(39)
Income tax expense	$(2,578)	$(1,888)	$(857)

Schedule of deferred tax assets and liabilities
The Partnership’s deferred tax assets and liabilities as of December 31, 2016 and 2015 are summarized below:

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$6,300	$7,570
Other	577	493
Total deferred tax assets	6,877	8,063
Deferred tax liabilities:
Property, plant and equipment	(15,082)	(14,236)
Deferred income tax liability, net	$(8,205)	$(6,173)